Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw materials and components	$ 11,669	$ 8,275
Products in process	11,963	11,263
Finished products	7,369	5,911
Inventories	$ 31,001	$ 25,449